ACCRUED EXPENSES (Tables)	12 Months Ended
Dec. 31, 2012
Accrued Liabilities [Abstract]
Schedule of Accrued Liabilities

(in thousands of $)	2012	2011
Vessel operating expenses	1,478	1,013
Administrative expenses	966	697
Interest expense	10,132	7,660
	12,576	9,370